Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
DGA Core Plus Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	DGA Core Plus Absolute Return ETF
Class Name	DGA Core Plus Absolute Return ETF
Trading Symbol	HF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.daysadvisors.com/fund-details/. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 551-0417
Additional Information Website	www.daysadvisors.com/fund-details/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund performed in line with our expectations for absolute return mandated funds. In this section, we briefly summarize the key factors that affected the performance of the DGA Core Plus Absolute Return ETF. These factors included relevant market conditions, investment strategies, and techniques employed by the fund's investment adviser.

What factors influenced performance?

Market Conditions

The global market environment over the period was a challenging geopolitical macro landscape. The Fund maintained risk and capital-preservation discipline amid heightened volatility and rising inflation pressures.

Investment Strategies and Techniques

The Fund’s core investment approach remained consistent, guided by a disciplined absolute return framework:

- When tracked momentum conditions deteriorate, the portfolio repositions toward exposures with higher market correlation and applies hedges to preserve capital.

- When momentum conditions improve, the portfolio shifts toward exposures with lower market correlation, employs selective leverage, and captures alpha opportunities.

Throughout the reporting period, the Fund applied these principles through model-driven decision support, advanced signal analysis, and the discretion of experienced managers. The portfolio actively cycled through hedged and moderate portfolio stances, dynamically scaling the use of inverse ETFs, correlation tilts, and leverage to align with evolving global conditions. This adaptability allowed the Fund to maintain its record of market resilience.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026	1 Year	3 Year	5 Year	Since Inception (11/26/2018)
DGA Core Plus Absolute Return ETF - at NAV	9.19%	8.17%	7.76%	10.23%
S&P 500 Total Return Index	19.56%	19.32%	12.86%	16.17%
S&P Target Risk Moderate Gross Total Return Index	11.04%	10.10%	4.78%	7.13%

Performance Inception Date	Nov. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.daysadvisors.com/fund-details/ for more recent performance information.
Net Assets	$ 20,463,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 266,096
Investment Company, Portfolio Turnover	345.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$20,463
Number of Holdings	16
Total Advisory Fee Paid	$266,096
Portfolio Turnover Rate	345%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Security Type Breakdown

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
ProShares Short S&P 500	19.0%
Vanguard Morningstar Value ETF	9.0%
State Street SPDR Portfolio S&P 500 Value ETF	9.0%
State Street SPDR Portfolio S&P 500 Growth ETF	8.9%
Vanguard Morningstar Growth ETF	8.9%
iShares MSCI ACWI ETF	7.0%
Vanguard Total World Stock ETF	7.0%
Schwab US Dividend Equity ETF	5.1%
State Street SPDR Portfolio S&P 500 High Dividend ETF	5.0%
Schwab US Broad Market ETF	5.0%

Material Fund Change [Text Block]	Fund Changes There have been no changes.